Note 3 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note C - Loans and Allowance for Loan Losses

Loans are comprised of the following at December 31:

	2015	2014
Residential real estate	$223,875	$223,628
Commercial real estate:
Owner-occupied	73,458	78,848
Nonowner-occupied	72,002	71,229
Construction	23,852	27,535
Commercial and industrial	81,936	83,998
Consumer:
Automobile	44,566	42,849
Home equity	20,841	18,291
Other	45,222	48,390
	585,752	594,768
Less: Allowance for loan losses	6,648	8,334

Loans, net	$579,104	$586,434

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2015, 2014 and 2013:

December 31, 2015	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,426	$4,195	$1,602	$1,111	$8,334
Provision for loan losses	103	(469)	777	679	1,090
Loans charged off	(828)	(1,971)	(24)	(1,428)	(4,251)
Recoveries	386	204	234	651	1,475
Total ending allowance balance	$1,087	$1,959	$2,589	$1,013	$6,648

December 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,169	$2,914	$1,279	$793	$6,155
Provision for loan losses	458	1,408	(28)	949	2,787
Loans charged off	(487)	(235)	(41)	(1,216)	(1,979)
Recoveries	286	108	392	585	1,371
Total ending allowance balance	$1,426	$4,195	$1,602	$1,111	$8,334

December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,329	$3,946	$783	$847	$6,905
Provision for loan losses	377	(1,375)	1,031	444	477
Loans charged off	(819)	(2)	(600)	(1,279)	(2,700)
Recoveries	282	345	65	781	1,473
Total ending allowance balance	$1,169	$2,914	$1,279	$793	$6,155

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2015 and 2014:

December 31, 2015	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$311	$1,850	$3	$2,164
Collectively evaluated for impairment		1,087	1,648	739	1,010	4,484
Total ending allowance balance		$1,087	$1,959	$2,589	$1,013	$6,648

Loans:
Loans individually evaluated for impairment		$1,001	$7,318	$8,691	$218	$17,228
Loans collectively evaluated for impairment		222,874	161,994	73,245	110,411	568,524
Total ending loans balance		$223,875	$169,312	$81,936	$110,629	$585,752

December 31, 2014	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,506	$900	$6	$3,412
Collectively evaluated for impairment		1,426	1,689	702	1,105	4,922
Total ending allowance balance		$1,426	$4,195	$1,602	$1,111	$8,334

Loans:
Loans individually evaluated for impairment		$1,415	$11,711	$6,824	$219	$20,169
Loans collectively evaluated for impairment		222,213	165,901	77,174	109,311	574,599
Total ending loans balance		$223,628	$177,612	$83,998	$109,530	$594,768

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2015, 2014 and 2013:

December 31, 2015	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$204	$204	$204	$204	$13	$13
Nonowner-occupied	396	396	107	402	75	75
Commercial and industrial	4,355	4,355	1,850	3,545	149	149
Consumer:
Home equity	218	218	3	219	8	8

With no related allowance recorded:
Residential real estate	1,001	1,001	----	809	45	45
Commercial real estate:
Owner-occupied	3,812	3,265	----	2,747	181	181
Nonowner-occupied	5,178	2,773	----	3,439	49	49
Construction	680	680	----	544	----	----
Commercial and industrial	4,336	4,336	----	3,985	180	180

Total	$20,180	$17,228	$2,164	$15,894	$700	$700

December 31, 2014	Unpaid Principal Balance		Recorded Investment		Allowance for Loan Losses Allocated		Average Impaired Loans		Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$	----	$	----	$	----	$	----	$6	$6
Commercial real estate:
Owner-occupied		1,177		1,177		414		471	32	32
Nonowner-occupied		7,656		7,656		2,092		8,303	398	398
Commercial and industrial		2,356		2,356		900		2,441	110	110
Consumer:
Home equity		219		219		6		219	7	7

With no related allowance recorded:
Residential real estate		1,415		1,415		----		882	58	58
Commercial real estate:
Owner-occupied		3,125		2,578		----		2,135	113	113
Nonowner-occupied		1,298		300		----		300	50	50
Commercial and industrial		4,703		4,468		----		2,278	180	180

Total		$21,949		$20,169		$3,412		$17,029	$954	$954

December 31, 2013	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$253	$253	$93	$101	$12	$12
Commercial real estate:
Owner-occupied	290	290	157	116	----	----
Nonowner-occupied	3,776	3,776	1,504	3,846	187	187
Commercial and industrial	2,658	2,658	864	1,836	142	142
Consumer:
Home equity	218	218	7	87	9	9

With no related allowance recorded:
Residential real estate	766	766	----	539	47	47
Commercial real estate:
Owner-occupied	2,188	1,641	----	1,469	73	73
Nonowner-occupied	6,106	5,094	----	5,699	311	311
Consumer:
Home equity	----	----	----	----	3	3

Total	$16,255	$14,696	$2,625	$13,693	$784	$784

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). As of December 31, 2015 and December 31, 2014, other real estate owned secured by residential real estate totaled $1,131 and $368, respectively. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $988 and $1,692 as of December 31, 2015 and December 31, 2014, respectively.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2015 and 2014:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2015
Residential real estate	$20	$2,048
Commercial real estate:
Owner-occupied	----	404
Nonowner-occupied	----	2,737
Construction	----	769
Commercial and industrial	----	1,152
Consumer:
Automobile	18	27
Home equity	----	96
Other	1	3
Total	$39	$7,236

	Loans Past Due 90 Days And Still Accruing		Nonaccrual
December 31, 2014
Residential real estate	$	----	$3,768
Commercial real estate:
Owner-occupied		----	1,484
Nonowner-occupied		----	4,013
Commercial and industrial		----	95
Consumer:
Automobile		15	18
Home equity		----	103
Other		58	68
Total		$73	$9,549

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2015 and 2014:

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,564	$1,484	$1,708	$5,756	$218,119	$223,875
Commercial real estate:
Owner-occupied	141	33	371	545	72,913	73,458
Nonowner-occupied	35	334	2,737	3,106	68,896	72,002
Construction	----	2	769	771	23,081	23,852
Commercial and industrial	31	88	1,077	1,196	80,740	81,936
Consumer:
Automobile	727	197	36	960	43,606	44,566
Home equity	75	----	76	151	20,690	20,841
Other	420	104	4	528	44,694	45,222

Total	$3,993	$2,242	$6,778	$13,013	$572,739	$585,752

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,337	$612	$3,489	$7,438	$216,190	$223,628
Commercial real estate:
Owner-occupied	74	62	1,422	1,558	77,290	78,848
Nonowner-occupied	----	----	----	----	71,229	71,229
Construction	932	----	----	932	26,603	27,535
Commercial and industrial	----	10	24	34	83,964	83,998
Consumer:
Automobile	616	149	33	798	42,051	42,849
Home equity	----	----	103	103	18,188	18,291
Other	655	20	126	801	47,589	48,390

Total	$5,614	$853	$5,197	$11,664	$583,104	$594,768

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDR’s are considered to be impaired.   The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of December 31, 2015 and December 31, 2014:

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2015
Residential real estate:
Interest only payments	$1,001	$	----	$1,001
Commercial real estate:
Owner-occupied
Interest only payments	433		----	433
Rate reduction	----		232	232
Reduction of principal and interest payments	604		----	604
Maturity extension at lower stated rate than market rate	1,996		----	1,996
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	300		2,473	2,773
Rate reduction	396		----	396
Commercial and industrial
Interest only payments	7,579		----	7,579
Credit extension at lower stated rate than market rate	226		391	617
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218		----	218

Total TDR’s	$12,957		$3,096	$16,053

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2014
Residential real estate:
Interest only payments	$520	$	----	$520
Commercial real estate:
Owner-occupied
Interest only payments	457		----	457
Rate reduction	----		244	244
Reduction of principal and interest payments	627		----	627
Maturity extension at lower stated rate than market rate	1,046		----	1,046
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	3,535		4,013	7,548
Rate reduction	408		----	408
Commercial and industrial
Interest only payments	6,429		----	6,429
Credit extension at lower stated rate than market rate	395		----	395
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	219		----	219

Total TDR’s	$13,840		$4,257	$18,097

During the year ended December 31, 2015, the TDR's described above increased the allowance for loan losses and provision expense by $93 with corresponding charge-offs of $1,422. The charge-offs of $1,422 during 2015 included $1,304 that were related to specific reserves that had already been provided for during 2014, and, as a result, did not impact provision expense during 2015. During the year ended December 31, 2014, the TDR's described above increased the allowance for loan losses and provision expense by $623 with no corresponding charge-offs.

At December 31, 2015, the balance in TDR loans decreased $2,044, or 11.3%, from year-end 2014. The decrease was largely due to a $3,127 payoff of a commercial real estate loan during the third quarter of 2015. The effects from this large loan payoff were partially offset by advances of $1,157 to an existing commercial and industrial loan. The Company had 81% of its TDR's performing according to their modified terms at December 31, 2015, as compared to 77% at December 31, 2014. The Company's specific allocations in reserves to customers whose loan terms have been modified in TDR’s totaled $1,669 at December 31, 2015, as compared to $2,998 in reserves at December 31, 2014. This decrease in specific allocations was largely due to a $1,304 partial charge-off of an existing specific allocation on a collateral-dependent commercial real estate loan during the second quarter of 2015. At December 31, 2015, the Company had $995 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s, as compared to $1,871 at December 31, 2014.

The following table presents the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the years ended December 31, 2015 and 2014:

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
December 31, 2015
Residential real estate
Interest only payments	$495	$495	----	----
Commercial real estate: Owner-occupied
Maturity extension at lower stated rate than market rate	1,025	1,025	----	----
Commercial and industrial
Credit extension at lower stated rate than market rate	226	226	----	----

Total TDR’s	$1,746	$1,746	----	----

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
December 31, 2014
Commercial real estate:
Owner-occupied
Interest only payments	$457	$457	----	----
Maturity extension at lower stated rate than market rate	746	746	----	----
Credit extension at lower stated rate than market rate	204	204	----	----
Commercial and industrial
Interest only payments	4,073	4,073	----	----
Credit extension at lower stated rate than market rate	395	395	----	----

Total TDR’s	$5,875	$5,875	----	----

All of the Company’s loans that were restructured during the twelve months ended December 31, 2015 and 2014 were performing in accordance with their modified terms. Furthermore, there were no TDR’s described above at December 31, 2015 and 2014 that experienced any payment defaults within twelve months following their loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The loans modified during the twelve months ended December 31, 2015 and 2014 had no impact on the provision expense or the allowance for loan losses. As of December 31, 2015 and 2014, the Company had no allocation of reserves to customers whose loan terms were modified during the year ended of 2015 and 2014.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 10. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 10. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $500.

The Company uses the following definitions for its criticized loan risk ratings:

Special Mention (Loan Grade 8). Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.

The Company uses the following definitions for its classified loan risk ratings:

Substandard (Loan Grade 9). Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation considered likely to satisfy debt.

Doubtful (Loan Grade 10). Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date. As of December 31, 2015 and December 31, 2014, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2015	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$62,287	$6,738	$4,433	$73,458
Nonowner-occupied	61,577	6,305	4,120	72,002
Construction	23,080	----	772	23,852
Commercial and industrial	70,852	5,232	5,852	81,936
Total	$217,796	$18,275	$15,177	$251,248

December 31, 2014	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$72,232	$2,102	$4,514	$78,848
Nonowner-occupied	60,491	2,127	8,611	71,229
Construction	27,364	----	171	27,535
Commercial and industrial	76,395	495	7,108	83,998
Total	$236,482	$4,724	$20,404	$261,610

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but not thereafter. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2015 and December 31, 2014:

	Consumer
December 31, 2015	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$44,521	$20,745	$45,218	$221,807	$332,291
Nonperforming	45	96	4	2,068	2,213
Total	$44,566	$20,841	$45,222	$223,875	$334,504

	Consumer
December 31, 2014	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$42,816	$18,188	$48,264	$219,860	$329,128
Nonperforming	33	103	126	3,768	4,030
Total	$42,849	$18,291	$48,390	$223,628	$333,158

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia.  Approximately 6.06% of total loans were unsecured at December 31, 2015, up from 5.66% at December 31, 2014.